UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
                             BlackRock Floating Rate Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2025

Date of reporting period: 01/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

BlackRock Floating Rate Income Portfolio

Institutional Shares | BFRIX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$35	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	4.01%	8.36%	5.39%	4.76%
Bloomberg U.S. Universal Index...
	0.66	2.90	(0.18)	1.60
Morningstar LSTA Leveraged Loan Index...
	4.37	8.97	5.88	5.19

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$4,505,527,358
Number of Portfolio Holdings...
504
Portfolio Turnover Rate...
20%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
92.8%
Investment Companies...
4.2
Corporate Bonds...
1.7
Fixed Rate Loan Interests...
0.7
Common Stocks...
0.3
Asset-Backed Securities...
0.3
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
-
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.2%
BBB/Baa...
7.4
BB/Ba...
28.3
B...
53.4
CCC/Caa...
3.9
CC/Ca...
0.3
C...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
6.5
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Morningstar, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Floating Rate Income Portfolio

Institutional Shares | BFRIX

Semi-Annual Shareholder Report — January 31, 2025

BFRIX-01/25-SAR

BlackRock Floating Rate Income Portfolio

Investor A Shares | BFRAX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	3.88%	8.09%	5.13%	4.47%
Investor A Shares (with sales charge)...
	1.28	5.39	4.60	4.21
Bloomberg U.S. Universal Index...
	0.66	2.90	(0.18)	1.60
Morningstar LSTA Leveraged Loan Index...
	4.37	8.97	5.88	5.19

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$4,505,527,358
Number of Portfolio Holdings...
504
Portfolio Turnover Rate...
20%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
92.8%
Investment Companies...
4.2
Corporate Bonds...
1.7
Fixed Rate Loan Interests...
0.7
Common Stocks...
0.3
Asset-Backed Securities...
0.3
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
-
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.2%
BBB/Baa...
7.4
BB/Ba...
28.3
B...
53.4
CCC/Caa...
3.9
CC/Ca...
0.3
C...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
6.5
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Morningstar, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Floating Rate Income Portfolio

Investor A Shares | BFRAX

Semi-Annual Shareholder Report — January 31, 2025

BFRAX-01/25-SAR

BlackRock Floating Rate Income Portfolio

Investor C Shares | BFRCX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$86	1.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	3.49%	7.29%	4.33%	3.85%
Investor C Shares (with sales charge)...
	2.49	6.29	4.33	3.85
Bloomberg U.S. Universal Index...
	0.66	2.90	(0.18)	1.60
Morningstar LSTA Leveraged Loan Index...
	4.37	8.97	5.88	5.19

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$4,505,527,358
Number of Portfolio Holdings...
504
Portfolio Turnover Rate...
20%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
92.8%
Investment Companies...
4.2
Corporate Bonds...
1.7
Fixed Rate Loan Interests...
0.7
Common Stocks...
0.3
Asset-Backed Securities...
0.3
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
-
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.2%
BBB/Baa...
7.4
BB/Ba...
28.3
B...
53.4
CCC/Caa...
3.9
CC/Ca...
0.3
C...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
6.5
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Morningstar, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Floating Rate Income Portfolio

Investor C Shares | BFRCX

Semi-Annual Shareholder Report — January 31, 2025

BFRCX-01/25-SAR

BlackRock Floating Rate Income Portfolio

Class K Shares | BFRKX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$31	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	4.05%	8.56%	5.49%	4.78%
Bloomberg U.S. Universal Index...
	0.66	2.90	(0.18)	1.60
Morningstar LSTA Leveraged Loan Index...
	4.37	8.97	5.88	5.19

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Investor A Shares. The performance of Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.

Key Fund statistics

Net Assets...
$4,505,527,358
Number of Portfolio Holdings...
504
Portfolio Turnover Rate...
20%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
92.8%
Investment Companies...
4.2
Corporate Bonds...
1.7
Fixed Rate Loan Interests...
0.7
Common Stocks...
0.3
Asset-Backed Securities...
0.3
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
-
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.2%
BBB/Baa...
7.4
BB/Ba...
28.3
B...
53.4
CCC/Caa...
3.9
CC/Ca...
0.3
C...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
6.5
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Morningstar, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Floating Rate Income Portfolio

Class K Shares | BFRKX

Semi-Annual Shareholder Report — January 31, 2025

BFRKX-01/25-SAR

 (b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
January 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds V
BlackRock Floating Rate Income Portfolio

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
January 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a) (b)
720 East CLO V Ltd., Series 2024-2A, Class D,
(3-mo. CME Term SOFR at 3.50% Floor +
3.50%), 7.79%, 07/20/37 ............. USD 1,000 $ 1,026,587
Bryant Park Funding Ltd., Series 2024-23A,
Class D1, (3-mo. CME Term SOFR at 3.85%
Floor + 3.85%), 8.37%, 05/15/37 ....... 1,000 1,028,842
Eaton Vance CLO Ltd., Series 2019-1A, Class
D1R2, (3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 7.65%, 07/15/37 ....... 1,355 1,391,771
Generate CLO 5 Ltd., Series 5A, Class D1R,
(3-mo. CME Term SOFR at 3.70% Floor +
3.70%), 7.99%, 07/22/37 ............. 3,000 3,061,832
Madison Park Funding LXIX Ltd., Series 2024-
69A, Class D1, (3-mo. CME Term SOFR at
3.35% Floor + 3.35%), 7.65%, 07/25/37 .. 1,660 1,704,377
Oaktree CLO Ltd., Series 2024-26A, Class D1,
(3-mo. CME Term SOFR at 3.45% Floor +
3.45%), 7.74%, 04/20/37 ............. 1,500 1,526,203
Sycamore Tree CLO Ltd., Series 2023-3A,
Class D1R, (3-mo. CME Term SOFR at
4.25% Floor + 4.25%), 8.54%, 04/20/37 .. 2,000 2,053,465
Total Asset-Backed Securities — 0 .2%
(Cost: $ 11,515,000 ) ............................... 11,793,077
Shares
Shares
Common Stocks
Broadline Retail — 0.0%
NMG Parent LLC
(c) (d)
.................. 16,173 —
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(c)
........... 4,331 41,145
Ground Transportation — 0.0%
SIRVA, Inc.
(c)
....................... 8,136 20,342
Health Care Providers & Services — 0.1%
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 1,942,390 )
(c) (e)
................ 240,234 2,762,691
Hotels, Restaurants & Leisure — 0.0%
Hurtigruten Global Sales A/S
(c) (d)
.......... 112,028 1
Household Durables — 0.0%
Svp Singer
(c)
....................... 52,276 248,311
IT Services — 0.1%
Travelport Technology Ltd.
(c) (d)
........... 1,636 5,271,519
Machinery — 0.0%
Ameriforge Group, Inc.
(c) (d)
.............. 5,385 —
Media — 0.1%
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 533,396 )
(c) (d) (e)
......... 52,257 3,971,532
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(c) (d)
............. 94,283 848,547
Transportation Infrastructure — 0.0%
(d)
Incora Top Holdco LLC
(b)
............... 37,466 936,650
Incora Top Holdco LLC ................ 787,130 168,051
Total Common Stocks — 0 .3%
(Cost: $ 14,206,937 ) ............................... 14,268,789
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.0%
Wolverine Escrow LLC, 0.00%, 11/15/26
(b) (c) (d) (f)
USD 2,628 $ —
Chemicals — 0.2%
(b)
Illuminate Buyer LLC, 9.00%, 07/01/28 ..... 156 157,389
WR Grace Holdings LLC, 5.63%, 08/15/29 .. 10,674 9,975,780
10,133,169
Commercial Services & Supplies — 0.2%
(b)
Allied Universal Holdco LLC, 7.88%, 02/15/31 4,076 4,179,094
Madison IAQ LLC, 5.88%, 06/30/29 ....... 5,477 5,279,396
9,458,490
Construction & Engineering — 0.0%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... 2,084 2,147,422
Diversified Consumer Services — 0.1%
Sotheby's, 7.38%, 10/15/27
(b)
........... 3,638 3,580,407
Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., 11.00%, 11/15/29
(b)
.. 2,655 3,009,629
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a) (c) (d) (f)
............. 8,430 1
Food Products — 0.1%
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b) (g)
............ 3,977 3,664,945
Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment LLC, 6.75%, 01/15/30
(b)
7,262 6,840,605
Household Durables — 0.0%
SWF Holdings I Corp., 6.50%, 10/06/29
(b) (d)
.. 2,650 1,908,131
Machinery — 0.0%
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 1,585 1,661,849
Media — 0.1%
Sinclair Television Group, Inc., 8.13%,
02/15/33
(b)
..................... 2,325 2,337,930
Software — 0.4%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 .. 6,790 6,569,596
Cloud Software Group, Inc., 9.00%, 09/30/29 . 5,318 5,446,440
Ellucian Holdings, Inc., 6.50%, 12/01/29 .... 2,942 2,959,734
UKG, Inc., 6.88%, 02/01/31 ............ 4,853 4,954,724
19,930,494
Specialty Retail — 0.1%
eG Global Finance plc, 12.00%, 11/30/28
(b)
.. 3,816 4,278,106
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/24
(b) (c) (f) (g)
........ 1,623 584,194
Total Corporate Bonds — 1 .5%
(Cost: $ 66,950,581 ) ............................... 69,535,372
Fixed Rate Loan Interests
Health Care Technology — 0.3%
Cotiviti Corp., 1st Lien Term Loan ,
7.63%
,
05/01/31 .................. 11,733 11,816,377
Media — 0.1%
Clear Channel International BV, 1st Lien Term
Loan , 7.50%
,
08/12/27
(d)
............. 6,120 6,127,650

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 0.3%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
11/03/31
(d)
................. USD 12,556 $ 12,556,000
Total Fixed Rate Loan Interests — 0 .7%
(Cost: $ 30,398,697 ) ............................... 30,500,027
Floating Rate Loan Interests
Aerospace & Defense — 3.2%
(a)
Bleriot US Bidco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
10/31/30 ............ 8,202 8,234,338
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , 08/03/29
(h)
............. 9,015 8,972,260
Cubic Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.03%
,
05/25/28 .................. 21,999 15,108,007
Cubic Corp., 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.03%
,
05/25/28 .................. 4,479 3,075,928
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.56%
,
10/31/31 ....... 15,875 15,928,900
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.56%
,
10/31/31 ....... 6,038 6,058,190
GOAT Holdco LLC, 1st Lien Term Loan B ,
12/10/31
(h)
...................... 3,468 3,474,936
Ovation Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
7.83%
,
04/19/31 .................. 3,084 3,084,481
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.16%
,
02/01/28 .................. 16,025 14,973,213
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.36%
,
02/01/29 ................. 4,586 3,856,108
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
09/14/29 ............ 1,505 1,517,718
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.08%
,
11/06/28 ....... 3,581 3,593,940
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.40%
,
11/21/31 ............. 2,195 2,200,673
TransDigm, Inc., 1st Lien Term Loan J ,
02/28/31
(h)
...................... 38,226 38,368,235
TransDigm, Inc., 1st Lien Term Loan K ,
03/22/30
(h)
...................... 8,988 9,021,767
TransDigm, Inc., 1st Lien Term Loan L ,
01/19/32
(h)
...................... 6,168 6,195,111
143,663,805
Automobile Components — 1.5%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.27%
,
02/06/29 ............ 10,337 9,338,665
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81% , 05/06/30 .......... 22,765 22,725,514
01/14/32
(h)
...................... 11,251 11,265,064
Garrett Motion Holdings, Inc., 1st Lien Term
Loan B , 01/16/32
(d) (h)
................ 698 697,127
Gates Global LLC, 1st Lien Term Loan B4 ,
11/16/29
(h)
...................... 2,000 2,002,080
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Gates Global LLC, 1st Lien Term Loan B5 ,
06/04/31
(h)
...................... USD 9,279 $ 9,285,803
RealTruck Group, Inc., 1st Lien Term Loan ,
01/31/28
(h)
...................... 3,086 3,078,285
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.43% - 9.62%
,
11/17/28 ............. 8,169 7,868,972
66,261,510
Automobiles — 0.2%
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.31%
,
07/02/31
(a)
.......... 9,607 9,614,727
Beverages — 0.4%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.43%
,
01/24/29 .................. 18,707 13,599,695
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.43%
,
01/24/30 ................. 11,155 3,597,517
17,197,212
Biotechnology — 0.3%
Parexel International, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.81%
,
11/15/28
(a)
........... 12,166 12,214,413
Broadline Retail — 0.7%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.67%
,
11/23/28 . 3,239 3,234,689
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , 03/15/30
(h)
.................... 25,525 25,572,496
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.34%
,
12/21/27 .................. 1,113 688,497
29,495,682
Building Products — 1.2%
(a)
AZEK Group LLC (The), 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.31%
,
09/26/31 ............ 5,648 5,665,523
AZZ, Inc., 1st Lien Term Loan , 05/14/29
(h)
... 978 982,598
Chariot Buyer LLC, 1st Lien Term Loan ,
11/03/28
(h)
...................... 19,632 19,723,000
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.81%
,
10/02/28 ............ 5,154 5,169,715
Wilsonart LLC, 1st Lien Term Loan , 08/05/31
(h)
21,390 21,441,166
52,982,002
Capital Markets — 1.9%
(a)
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.81%
,
08/09/30 ............ 4,010 4,027,452
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , 12/20/29
(h)
. 13,496 13,543,443
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.56%
,
04/30/31 .................. 4,196 4,206,596
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.79%
,
11/25/31 ............. 7,702 7,783,872
Citadel Securities LP, Facility 1st Lien Term
Loan , 10/31/31
(h)
.................. 4,465 4,488,352

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.31%
,
04/07/28 . USD 8,191 $ 8,250,363
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.56%
,
09/15/31 ....... 10,110 10,116,185
Grant Thornton Advisors LLC, 1st Lien Term
Loan , 06/02/31
(h)
.................. 4,081 4,092,259
Jane Street Group LLC, 1st Lien Term Loan ,
12/15/31
(h)
...................... 9,602 9,586,153
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
10/21/31 ............ 4,943 4,964,650
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.30% -
8.52%
,
08/11/28 .................. 1,371 1,379,270
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.33%
,
07/25/31
(d)
...... 1,149 1,159,054
Osaic Holdings, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.86%
,
08/17/28 ............ 7,705 7,742,496
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.31%
,
06/25/31
(d)
...... 4,749 4,772,843
86,112,988
Chemicals — 3.4%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 8.41%
,
11/24/27 ....... 2,339 2,333,404
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.31%
,
08/18/28 ............ 7,344 7,393,433
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.33%
,
11/01/30 .................. 13,138 13,180,584
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.04%
,
10/04/29 ............ 1,108 1,109,841
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.29%
,
06/12/31 .. 8,909 8,932,264
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.06%
,
12/18/30 ............ 10,359 10,390,987
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.31%
,
02/15/30 .................. 5,861 5,871,716
Ineos US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.56%
,
02/18/30 ............ 4,160 4,157,860
Ineos US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.56%
,
10/07/31
(d)
........... 4,222 4,227,278
Lonza Group AG, Facility 1st Lien Term Loan B ,
07/03/28
(h)
...................... 9,042 8,805,913
LSF11 A5 HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.93%
,
10/16/28 ............ 10,640 10,677,526
Minerals Technologies, Inc., 1st Lien Term Loan
B , 11/21/31
(d) (h)
................... 6,043 6,050,646
Security
Par (000)
Par (000) Value
Chemicals (continued)
Momentive Performance Materials, Inc., 1st
Lien Term Loan , 03/29/28
(h)
........... USD 13,738 $ 13,858,558
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.66%
,
04/03/28 ............ 10,121 10,193,422
Olympus Water US Holding Corp., 1st Lien
Term Loan B6 , 06/23/31
(h)
............ 13,511 13,526,471
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 3.00% Floor + 8.00%), 12.30%
,
06/23/25 1,217 1,249,037
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 7.90%
,
12/31/26 . 10,806 9,207,828
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.52%
,
10/09/31 ............ 3,540 3,548,850
Potters Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.06%
,
12/14/27 .................. 6,134 6,184,743
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.34%
,
08/02/30 ............ 9,533 9,602,861
W.R. Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
09/22/28 ............ 4,631 4,666,145
155,169,367
Commercial Services & Supplies — 4.5%
(a)
Action Environmental Group, Inc. (The), 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.08%
,
10/24/30
(d)
. 4,388 4,415,082
Allied Universal Holdco LLC, 1st Lien Term
Loan , 05/12/28
(h)
.................. 29,244 29,337,579
Aramark Services, Inc., 1st Lien Term Loan B8 ,
06/24/30
(h)
...................... 15,741 15,804,201
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.31%
,
08/02/28 ....... 21,541 21,540,642
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.16%
,
09/06/27 ............ 5,864 5,845,562
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.06%
,
10/10/28 .................. 8,811 8,882,999
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , 09/30/31
(h)
................ 31,375 31,421,083
Garda World Security Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.81%
,
02/01/29 ....... 5,192 5,199,710
Garda World Security Corp., 1st Lien Term Loan
B , 02/01/29
(h)
.................... 2,866 2,870,299
GFL Environmental, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.31%
,
07/03/31 ............ 4,964 4,963,262
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 8.34%
,
10/17/30 ....... 4,275 4,300,872
LABL, Inc., 1st Lien Term Loan B , 10/30/28
(h)
. 9,368 8,751,792
Madison Safety & Flow LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.56%
,
09/26/31 ....... 2,493 2,510,675
Minimax Viking GmbH, Facility 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 2.75%), 7.32%
,
07/31/28 ....... 1,343 1,347,026

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.33%
,
10/15/30 .. USD 4,192 $ 4,200,353
Reworld Holding Corp., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.55% , 11/30/28 ........... 10,714 10,737,222
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83% , 11/30/28 ........... 185 185,365
Reworld Holding Corp., 1st Lien Term Loan C
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.55% , 11/30/28 ........... 823 824,910
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83% , 11/30/28 ........... 10 10,180
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.81%
,
11/14/30 .................. 597 598,979
Skopima Consilio Parent LLC, 1st Lien Term
Loan , 05/12/28
(h)
.................. 3,580 3,589,952
Tempo Acquisition LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.12%
,
08/31/28 ............ 22,433 22,420,991
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.41%
,
11/02/27 .................. 5,380 5,213,080
Vestis Corp., 1st Lien Term Loan B1 , 02/24/31
(h)
8,897 8,899,614
203,871,430
Communications Equipment — 0.3%
(a)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR + 1.75%), 6.05%
,
10/24/30 ... 9,971 10,014,839
Viasat, Inc., 1st Lien Term Loan
03/02/29
(h)
...................... 3,029 2,722,438
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.92% , 05/30/30 .......... 2,489 2,177,890
14,915,167
Construction & Engineering — 1.0%
(a)
AECOM, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.06%
,
04/18/31 .................. 7,830 7,896,755
Arcosa, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.56%
,
08/15/31 .................. 5,065 5,096,214
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.07%
,
08/01/30 ....... 21,614 21,281,445
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81%
,
11/03/31 ............. 2,025 2,026,681
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.43%
,
01/21/28 .................. 7,303 7,364,699
Refficiency Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.91%
,
12/16/27 ............ 1,416 1,420,946
45,086,740
Construction Materials — 1.5%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.06%
,
01/31/31 .................. 8,746 8,784,765
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.31%
,
03/08/29 ................. 7,069 6,942,807
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.50%
,
04/30/29 ....... USD 7,603 $ 7,575,376
Quikrete Holdings, Inc., 1st Lien Term Loan B ,
01/30/32
(h)
...................... 4,981 5,005,905
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56%
,
03/19/29 ............ 3,841 3,849,946
Smyrna Ready Mix Concrete LLC, Facility 1st
Lien Term Loan , (1-mo. CME Term SOFR +
3.00%), 7.30%
,
03/30/29
(d)
........... 3,395 3,412,247
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 1.75%), 6.05%
,
09/22/28 ....... 1,068 1,071,143
Summit Materials LLC, 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.06%
,
01/12/29 ............ 4,720 4,720,330
White Cap Supply Holdings LLC, Facility 1st
Lien Term Loan C , 10/19/29
(h)
......... 24,494 24,533,246
65,895,765
Consumer Staples Distribution & Retail — 0.3%
(a)
EG Finco Ltd., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.61%
,
02/07/28 .................. 2,293 2,319,762
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11% , 11/22/28 ........... 1,674 1,687,495
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.06% , 10/03/31 .......... 8,026 8,089,807
12,097,064
Containers & Packaging — 0.9%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , 11/29/30
(h)
.................. 24,672 24,823,000
Mauser Packaging Solutions Holding Co.,
Facility 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.34%
,
04/15/27 .................. 7,708 7,746,130
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.31%
,
07/31/26 .................. 2,374 2,387,851
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (6-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.19%
,
09/15/28 ........... 7,402 7,473,517
42,430,498
Distributors — 0.2%
Pai HoldCo, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.30%
,
10/28/27
(a)
................. 9,515 8,335,535
Diversified Consumer Services — 1.3%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , 11/24/28
(h)
............. 12,390 12,411,351
Kuehg Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.54%
,
06/12/30 .................. 5,453 5,506,472
OMNIA Partners LLC, 1st Lien Term Loan B ,
07/25/30
(h)
...................... 4,244 4,261,595
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
03/26/31 ............ 4,408 4,434,756
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.52%
,
02/07/31 ............ 869 873,344

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.33%
,
09/30/30 ....... USD 7,336 $ 7,363,918
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
11/30/30 ............. 7,848 7,852,519
Wand Newco 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR + 2.75%), 7.06%
,
01/30/31 9,365 9,362,581
WCG Intermediate Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 7.81%
,
01/08/27 ............ 5,604 5,631,931
57,698,467
Diversified Telecommunication Services — 2.3%
(a)
Altice Financing SA, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.43%
,
01/30/26 .................. 8,327 7,952,146
Connect Finco SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.81%
,
09/13/29 ............ 6,377 5,532,095
Iridium Satellite LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.56%
,
09/20/30 ............ 4,798 4,769,684
Level 3 Financing, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.87%
,
04/16/29 ............ 4,897 4,957,777
Level 3 Financing, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.87%
,
04/15/30 ............ 4,932 4,986,210
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.31%
,
06/01/28 ............ 629 629,170
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 6.78%
,
04/16/29 ........... 6,570 6,149,007
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , 04/15/30
(h)
.................... 6,717 6,255,589
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.68%
,
09/01/28 .................. 4,898 4,392,972
Radiate Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.72%
,
09/25/26 ............ 20,314 18,150,381
UPC Financing Partnership, Facility 1st Lien
Term Loan AX , (1-mo. CME Term SOFR at
0.00% Floor + 2.93%), 7.23%
,
01/31/29 .. 2,917 2,916,908
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.67%
,
01/31/29 ....... 3,996 3,935,625
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/09/27
(h)
...................... 32,742 31,467,284
102,094,848
Electric Utilities — 0.5%
(a)
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan
05/22/31
(h)
...................... 505 508,575
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.11% , 05/30/31 ........... 2,423 2,440,442
NRG Energy, Inc., 1st Lien Term Loan , (1-
mo. CME Term SOFR at 0.50% Floor +
1.75%; 3-mo. CME Term SOFR at 0.50%
Floor + 1.75% at 0.00% Floor + 0.00%),
6.04%
,
04/16/31 .................. 9,486 9,497,399
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.06%
,
12/20/30 ............ USD 8,261 $ 8,265,421
20,711,837
Electrical Equipment — 0.3%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.50%; 6-mo. CME Term SOFR at 0.75%
Floor + 4.50% at 0.75% Floor + 0.00%),
9.05% - 9.57%
,
06/23/28
(a)
........... 13,731 13,741,558
Electronic Equipment, Instruments & Components — 0.4%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.06%
,
06/20/31
(d)
................. 3,184 3,187,980
Coherent Corp., 1st Lien Term Loan B2 ,
07/02/29
(h)
...................... 13,518 13,556,367
16,744,347
Entertainment — 3.6%
(a)
Aristocrat Technologies, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.68%
,
05/24/29 ....... 842 843,787
City Football Group Ltd., 1st Lien Term Loan ,
07/22/30
(h)
...................... 11,257 11,205,410
Creative Artists Agency LLC, 1st Lien Term
Loan B , 10/01/31
(h)
................. 24,527 24,591,687
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
09/30/31
(h)
...................... 15,025 15,047,157
Liberty Media Corp., 1st Lien Term Loan ,
08/01/31
(h)
...................... 7,512 7,523,762
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.15%
,
10/19/26 ....... 15,699 15,667,869
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , 11/13/29
(h)
.................... 11,211 11,052,710
NEP Group, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.68%
,
08/19/26 .................. 6,758 6,051,233
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.18%
,
03/13/28 ....... 10,360 10,394,991
UFC Holdings LLC, 1st Lien Term Loan B4 ,
11/21/31
(h)
...................... 15,627 15,708,417
William Morris Endeavor Entertainment LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.18%
,
05/19/25 .. 22,226 22,221,436
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.04%
,
01/24/31 ............ 23,582 23,575,799
163,884,258
Financial Services — 3.4%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.56%
,
12/21/28 .. 10,895 10,941,772
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
01/03/29 .................. 8,152 8,170,635
Belron Finance US LLC, 1st Lien Term Loan ,
10/16/31
(h)
...................... 17,812 17,949,663
Boost Newco Borrower LLC, 1st Lien Term Loan
B1 , 01/31/31
(h)
.................... 26,784 26,844,136
CPI Holdco B LLC, 1st Lien Term Loan
05/19/31
(h)
...................... 12,172 12,164,093

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56% , 05/19/31 .......... USD 6,988 $ 6,995,268
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , 04/09/27
(h)
.................. 17,697 17,407,199
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.34%
,
04/07/28 ............ 7,119 6,905,632
FinCo I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.56%
,
06/27/29 .................. 4,235 4,254,236
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
01/31/30 ............ 828 825,840
Hyperion Refinance SARL, 1st Lien Term Loan ,
02/18/31
(h)
...................... 12,619 12,667,362
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.31%
,
11/17/31 ... 11,399 11,422,710
Preferred SPV Borrower, 1st Lien Term Loan
B , (12-mo. CME Term SOFR + 5.00%),
9.17%
,
06/30/31 .................. 374 376,003
Sotera Health Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.56%
,
05/30/31 ....... 15,277 15,299,016
WEX, Inc., 1st Lien Term Loan B2 , 04/03/28
(h)
. 3,000 3,001,170
155,224,735
Food Products — 1.1%
(a)
Chobani LLC, 1st Lien Term Loan B , 10/25/27
(h)
22,483 22,603,170
H-Food Holdings LLC, 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 4.69%),
12.19%
,
05/23/25
(c) (f)
............... 2,940 1,455,447
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.97%
,
11/13/29 ....... 5,766 5,797,271
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.84%
,
03/31/28 ............ 6,259 6,281,030
Utz Quality Foods LLC, 1st Lien Term Loan B ,
01/29/32
(h)
...................... 13,766 13,802,858
49,939,776
Gas Utilities — 0.1%
NGL Energy Operating LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.06%
,
02/03/31
(a)
...... 4,378 4,395,150
Ground Transportation — 0.9%
(a)
Avis Budget Car Rental LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.18%
,
08/06/27 ....... 6,974 6,915,688
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
04/10/31
(h)
...................... 27,112 27,079,610
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.93%
,
06/30/28 .................. 5,922 5,327,715
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.93%
,
06/30/28 .................. 1,157 1,040,486
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 12.52%
,
08/20/29
(d)
........... 4,856 1,845,385
42,208,884
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.5%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.66% , 05/10/27 .......... USD 17,838 $ 17,917,572
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.33% , 09/29/28 .......... 5,631 5,676,612
23,594,184
Health Care Providers & Services — 3.0%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.40%
,
09/29/28 ....... 9,342 9,403,960
CNT Holdings I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.09%
,
11/08/27 ............. 10,241 10,258,380
Concentra Health Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.56%
,
07/26/31
(d)
...... 2,618 2,621,711
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.29%
,
08/01/29 ............ 4,094 4,126,037
Examworks Bidco, Inc., 1st Lien Term Loan ,
11/01/28
(h)
...................... 14,952 15,054,191
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.04%
,
08/31/28 ............ 2,443 2,489,286
EyeCare Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.00%), 5.39%
,
11/30/28 ............. 8,263 6,385,084
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.14%
,
11/30/28
(c) (d) (f)
......... 212 42,395
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.89%
,
11/01/28 ....... 5,120 3,592,786
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 7.00%), 11.39%
,
11/01/29
(d)
..... 3,196 1,598,037
Medline Borrower LP, 1st Lien Term Loan ,
10/23/28
(h)
...................... 56,303 56,545,620
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
10/27/28 ............ 7,323 7,373,766
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.56%
,
11/19/31 ....... 3,663 3,674,831
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.06%
,
12/19/30 ....... 7,885 7,911,107
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.31%
,
08/01/31 .................. 3,247 3,272,132
134,349,323
Health Care Technology — 2.1%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
02/15/29
(h)
...................... 30,008 30,016,985
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.09%
,
05/01/31 .................. 18,319 18,433,252
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.43%
,
10/01/27 ............ 13,054 12,401,453
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.58%
,
11/03/31 ....... 6,428 6,468,208

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Polaris Newco LLC, 1st Lien Term Loan ,
06/02/28
(h)
...................... USD 22,242 $ 22,258,511
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56%
,
10/22/29 ............ 2,947 2,956,635
92,535,044
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.31%
,
05/18/30
(a)
........... 2,298 2,301,324
Hotels, Restaurants & Leisure — 5.9%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 ,
09/20/30
(h)
...................... 12,409 12,353,005
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60%
,
02/02/26 ....... 12,788 7,949,962
Alterra Mountain Co., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.31%
,
05/31/30 ............ 6,302 6,341,690
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.80%
,
10/02/28 ............ 10,429 9,840,573
Caesars Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.56%
,
02/06/30 ....... 6,602 6,618,184
Caesars Entertainment, Inc., 1st Lien Term
Loan B1 , 02/06/31
(h)
................ 22,363 22,409,817
Carnival Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR + 2.00%),
6.32% , 08/09/27 ................ 4,563 4,578,809
10/18/28
(h)
...................... 4,485 4,490,606
Churchill Downs, Inc., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.41%
,
03/17/28 ....... 9,122 9,116,523
Crown Finance US, Inc., 1st Lien Term Loan ,
12/02/31
(h)
...................... 4,505 4,494,999
Fertitta Entertainment LLC, 1st Lien Term Loan
B , 01/29/29
(h)
.................... 26,952 27,078,645
Flutter Financing BV, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.08%
,
12/02/30 ............ 22,283 22,266,756
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , 11/30/29
(h)
..................... 20,255 20,303,579
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.09%
,
11/01/29 ....... 5,923 5,933,726
Herschend Entertainment Co. LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.00%), 7.31%
,
08/28/28 .. 1,146 1,148,144
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , 11/08/30
(h)
............ 15,802 15,896,577
Hurtigruten Group AS, 1st Lien Term Loan ,
0.02%
,
02/28/29 .................. EUR 1,817 6,297
Hurtigruten Group AS, Facility 1st Lien Term
Loan B , (6-mo. EURIBOR at 0.00% Floor +
6.50%), 9.91%
,
09/30/27 ............ 289 13,119
IRB Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.86%
,
12/15/27 ............ USD 10,843 10,875,863
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.55%
,
04/16/29 ....... 8,172 8,195,545
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.66%
,
03/02/28 ............ USD 7,092 $ 3,587,168
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.81%
,
05/03/29 ............ 9,891 9,947,338
Playa Resorts Holding BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.06%
,
01/05/29 ............ 3,154 3,163,966
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.30%
,
04/04/29 ....... 3,891 3,903,544
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.31%
,
12/04/31 .. 4,085 4,081,032
Station Casinos LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.31%
,
03/14/31 ....... 11,361 11,376,411
Whatabrands LLC, 1st Lien Term Loan B ,
08/03/28
(h)
...................... 20,436 20,505,378
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.06%
,
05/24/30 ....... 9,479 9,499,472
265,976,728
Household Durables — 1.2%
(a)
ACProducts Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.84%
,
05/17/28 ............ 3,315 2,542,634
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
01/16/32 ............ 17,186 17,257,252
Serta Simmons Bedding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 7.50%), 11.94%
,
06/29/28 ...... 1,630 1,477,498
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.86%
,
12/19/29 ............ 1,850 1,870,033
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
10/06/28
(h)
...................... 13,384 11,760,795
Tempur Sealy International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.50%), 2.50%
,
10/24/31 ............ 3,734 3,744,903
Weber-Stephen Products LLC, 1st Lien Term
Loan B , 10/29/27
(h)
................. 17,063 16,995,829
55,648,944
Household Products — 0.0%
Energizer Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.30%
,
12/22/27
(a)
........... 1,464 1,462,331
Independent Power and Renewable Electricity Producers
— 0.6%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.31%
,
07/19/30 .. 11,380 11,384,831
Calpine Corp., Facility 1st Lien Term Loan ,
01/31/31
(h)
...................... 4,467 4,464,310
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 2.25%), 6.76%
,
12/15/27 ....... 5,609 5,617,055
Talen Energy Supply LLC, 1st Lien Term Loan
B , 12/11/31
(h)
..................... 4,351 4,363,705
25,829,901

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.6%
(a)
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.79%
,
10/18/31 ............ USD 1,814 $ 1,823,632
EMRLD Borrower LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83%
,
08/04/31 ............ 10,030 10,062,058
EMRLD Borrower LP, 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.93%
,
05/31/30 ............ 14,264 14,301,116
SVP Singer Intermediate Holdings III LLC, 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 7.76%), 12.09%
,
12/01/32 .. 658 546,385
26,733,191
Insurance — 5.4%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.05%
,
09/19/31 ....... 40,908 41,025,994
AmWINS Group, Inc., 1st Lien Term Loan B ,
01/23/32
(h)
...................... 23,459 23,500,053
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.34%
,
12/29/31 ....... 15,829 15,804,337
Ardonagh Finco BV, 1st Lien Term Loan B ,
02/15/31
(h)
...................... 13,337 13,320,329
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.81%
,
02/14/31 ............ 29,809 29,825,926
Baldwin Insurance Group Holdings LLC (The),
1st Lien Term Loan B1 , 05/27/31
(h)
...... 9,641 9,683,250
HUB International Ltd., 1st Lien Term Loan B-1 ,
06/20/30
(h)
...................... 36,831 36,956,109
Jones Deslauriers Insurance Management, Inc.,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.56%
,
03/15/30 . 5,826 5,827,854
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , 09/15/31
(h)
.................... 15,752 15,795,047
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
05/06/31 ....... 16,794 16,815,388
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.08%
,
05/06/32 ....... 4,377 4,431,553
USI, Inc., 1st Lien Term Loan , 09/27/30
(h)
.... 12,504 12,500,988
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
11/21/29 .................. 19,848 19,839,625
245,326,453
Interactive Media & Services — 0.3%
Camelot US Acquisition LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.06%
,
01/31/31
(a)
...... 13,318 13,331,093
IT Services — 3.7%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.66%
,
08/21/28 .................. 5,226 5,230,113
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.68%
,
09/19/30 .................. 998 995,475
Asurion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.68%
,
12/23/26 .................. 12,229 12,220,706
Security
Par (000)
Par (000) Value
IT Services (continued)
Asurion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.68%
,
07/30/27 .................. USD 2,481 $ 2,477,917
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.68%
,
01/31/28 .................. 7,467 7,284,082
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.68%
,
01/19/29 .................. 3,571 3,466,437
Central Parent LLC, 1st Lien Term Loan ,
07/06/29
(h)
...................... 21,303 20,313,983
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.06%
,
05/30/31 ............ 9,479 9,551,181
Fortress Intermediate 3, Inc., 1st Lien Term
Loan , 06/27/31
(h)
.................. 4,035 4,037,942
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
05/30/31 ....... 13,989 13,995,281
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
11/09/29 ....... 6,396 6,402,381
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.35% , 07/27/28 .......... 3,370 1,862,647
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.35% , 07/27/28
(c) (f)
......... 6,230 2,095,261
(3-mo. CME Term SOFR at 1.00% Floor +
6.25%), 10.84% , 07/27/28 .......... 1,002 1,019,783
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.60% , 07/27/28 .......... 2,551 2,332,196
Mitchell International, Inc., 1st Lien Term Loan ,
06/17/31
(h)
...................... 17,274 17,253,670
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.56%
,
06/07/32 ............ 3,980 3,926,708
Modena Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.86%
,
07/01/31 .................. 5,423 5,108,199
Project Alpha Intermediate Holding, Inc., 1st
Lien Term Loan B , 10/28/30
(h)
......... 1,681 1,696,230
Project Boost Purchaser LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.31%
,
07/16/31 ....... 9,101 9,165,435
Quartz Acquireco LLC, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
06/28/30
(d)
........... 9,838 9,887,467
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan , 07/31/31
(h)
........ 26,873 27,016,021
167,339,115
Leisure Products — 0.2%
(a)
Fender Musical Instruments Corp., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.41%
,
12/01/28 .. 3,772 3,684,346
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.93%
,
05/30/28 ............ 2,135 2,141,667
SRAM LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.18%
,
05/18/28 .................. 933 941,775
6,767,788

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.6%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.41%
,
11/08/27 ............. USD 503 $ 505,312
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.49%
,
07/01/30 ............ 715 717,895
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.33%
,
07/03/28 ............ 3,275 3,301,700
IQVIA, Inc., 1st Lien Term Loan B4 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.33%
,
01/02/31 .................. 7,709 7,760,621
Maravai Intermediate Holdings LLC, 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.00%), 7.29%
,
10/19/27 .. 3,567 3,560,051
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.33%
,
07/03/28 ............ 816 822,622
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.33%
,
09/27/30 .................. 9,801 9,669,388
26,337,589
Machinery — 4.0%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , 07/31/28
(h)
.................... 13,435 13,464,185
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.80%
,
08/17/29 ............ 12,012 12,079,468
Chart Industries, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.81%
,
03/15/30 ............ 3,327 3,339,954
Clark Equipment Co., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
04/20/29 ............ 1,183 1,186,308
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83%
,
05/15/28
(d)
........... 2,338 2,350,124
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
7.31%
,
10/23/28 .................. 19,074 19,215,007
Generac Power Systems, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.06%
,
06/12/31 ....... 1,947 1,958,148
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at
0.00% Floor + 4.50%), 8.78%
,
02/15/29 .. 25,613 25,815,555
Madison IAQ LLC, 1st Lien Term Loan ,
06/21/28
(h)
...................... 19,133 19,161,555
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.47%
,
10/04/28 .................. 1,929 1,941,128
Roper Industrial Products Investment Co. LLC,
1st Lien Term Loan D , 11/22/29
(h)
....... 12,313 12,343,672
SPX FLOW, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.31%
,
04/05/29 .................. 9,851 9,935,304
TK Elevator Midco GmbH, 1st Lien Term Loan
C , 04/30/30
(h)
.................... 30,498 30,710,934
Vertiv Group Corp., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.09%
,
03/02/27 ............ 16,225 16,265,145
Security
Par (000)
Par (000) Value
Machinery (continued)
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.69%
,
12/18/28 .................. USD 6,166 $ 3,865,802
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.59%
,
01/27/31 ............ 8,413 8,434,972
182,067,261
Media — 2.5%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.80%
,
08/15/28 ............ 14,647 12,339,893
Charter Communications Operating LLC, 1st
Lien Term Loan B4 , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.31%
,
12/09/30 . 7,577 7,566,568
Charter Communications Operating LLC, 1st
Lien Term Loan B5 , 12/15/31
(h)
......... 7,351 7,341,496
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.43%
,
08/23/28 .. 4,021 4,032,533
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.17%
,
04/15/27 ............ 13,835 12,859,893
DIRECTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.55%
,
08/02/27 ............ 4,432 4,435,388
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.81%
,
08/30/30 ....... 4,561 4,586,747
Endeavor Operating Co. LLC, 1st Lien Term
Loan B , 01/28/32
(h)
................. 23,513 23,542,391
Fleet Midco I Ltd., 1st Lien Term Loan B2 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.58%
,
02/21/31
(d)
........... 2,465 2,480,228
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.59%
,
05/23/29 ............ 2,263 2,137,054
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.00%), 9.31%
,
06/30/28 ....... 5,595 5,652,809
Sinclair Television Group, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.16%
,
04/23/29 ....... 3,182 2,687,803
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , 11/13/31
(h)
................. 16,370 16,458,725
Ziggo Financing Partnership, 1st Lien Term
Loan I , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.92%
,
04/28/28 ....... 6,060 6,019,693
112,141,221
Oil, Gas & Consumable Fuels — 0.7%
(a)
Buckeye Partners LP, 1st Lien Term Loan B6 ,
11/22/30
(h)
...................... 2,240 2,243,024
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.54%
,
12/21/28 ....... 17,205 17,229,656
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.30%
,
10/04/30 ....... 1,691 1,697,555
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.91%
,
09/19/29 ....... 1,641 1,646,881
New Fortress Energy, Inc., 1st Lien Term Loan ,
10/30/28
(h)
...................... 1,804 1,793,462

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Oryx Midstream Services Permian Basin LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 2.25%), 6.55%
,
10/05/28 . USD 8,659 $ 8,688,633
33,299,211
Passenger Airlines — 1.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 9.30%
,
04/20/28 ............ 6,084 6,226,685
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 2.00%),
6.34%
,
03/21/31 .................. 10,581 10,637,037
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17% , 01/29/27 .......... 5,041 5,026,593
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56% , 02/15/28 .......... 8,794 8,796,474
06/04/29
(h)
...................... 9,275 9,282,388
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.50%), 9.85%
,
08/13/29 ............ 5,703 5,727,172
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.30%
,
02/24/31 ............ 7,041 7,054,320
52,750,669
Pharmaceuticals — 1.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 9.81%
,
05/04/28 ....... 7,903 8,119,926
Bausch Health Cos., Inc., 1st Lien Term Loan ,
02/01/27
(h)
...................... 6,929 6,713,222
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.19%
,
08/02/27 ............ 10,189 10,180,478
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.56%
,
05/05/28 ........... 10,464 10,491,516
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.55%
,
05/19/31 .................. 6,184 6,199,392
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.31%
,
04/20/29 ............ 5,761 5,762,726
Precision Medicine Group LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.43%
,
11/18/27 ....... 3,867 3,864,072
51,331,332
Professional Services — 3.7%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.93%
,
02/04/28 .................. 10,181 10,211,979
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56%
,
09/29/31 ............ 11,692 11,639,386
Celestial- Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 10.97%
,
06/04/29 ...... 7,690 7,457,764
CoreLogic, Inc., 1st Lien Term Loan , 06/02/28
(h)
16,904 16,825,131
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , 04/28/28
(h)
......... 17,805 17,834,120
Dayforce, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.79%
,
02/28/31
(d)
................. 13,290 13,389,892
Security
Par (000)
Par (000) Value
Professional Services (continued)
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.56%
,
01/18/29 ....... USD 38,925 $ 38,979,707
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.08%
,
06/22/29 .................. 4,163 4,186,119
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.04%
,
04/30/29 ............ 4,312 3,792,806
Trans Union LLC, 1st Lien Term Loan B9 ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.11%
,
01/24/31 ............. 12,264 12,264,639
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.06%
,
06/24/31 .................. 13,974 13,972,470
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.06%
,
09/28/29 .. 2,005 2,009,662
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
11/26/31
(h)
...................... 12,368 12,414,380
164,978,055
Real Estate Management & Development — 0.1%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan
(a)
(1-mo. CME Term SOFR + 2.75%),
7.06% , 01/31/30
(d)
............... 1,672 1,678,170
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.56% , 01/31/30 .......... 3,466 3,484,614
5,162,784
Semiconductors & Semiconductor Equipment — 0.4%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
07/06/29 .................. 4,637 4,658,210
MKS Instruments, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR + 2.00%),
6.30%
,
08/17/29 .................. 10,965 11,010,484
15,668,694
Software — 9.4%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
02/24/31 ............ 25,948 26,186,263
Barracuda Networks, Inc., 1st Lien Term Loan ,
08/15/29
(h)
...................... 7,393 6,484,838
Boxer Parent Co., Inc., 1st Lien Term Loan B ,
07/30/31
(h)
...................... 10,711 10,750,095
Capstone Borrower, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
06/17/30 ............ 1,110 1,117,782
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , 09/21/28
(h)
.................. 19,100 19,148,212
Cloud Software Group, Inc., 1st Lien Term Loan
B , 03/21/31
(h)
.................... 22,731 22,885,116
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.83%
,
03/30/29 .. 27,626 27,795,711
Cloudera, Inc., 1st Lien Term Loan , 10/09/28
(h)
13,348 13,304,780
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.41%
,
10/10/29 ................. 4,550 4,413,376
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.43%
,
12/09/31
(d)
........... 32,814 33,101,122

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.56%
,
06/26/31 ............ USD 4,952 $ 4,611,168
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
10/09/29
(h)
...................... 20,183 20,289,692
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.06%
,
11/15/32 ............. 3,516 3,597,325
Flexera Software LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.35%
,
03/03/28 ............ 2,965 2,985,725
Gen Digital, Inc., 1st Lien Term Loan B ,
09/12/29
(h)
...................... 22,888 22,895,184
Genesys Cloud Services, Inc., 1st Lien Term
Loan B , 01/30/32
(h)
................. 28,300 28,321,260
Informatica LLC, 1st Lien Term Loan B ,
10/27/28
(h)
...................... 23,459 23,575,919
McAfee Corp., 1st Lien Term Loan B1 ,
03/01/29
(h)
...................... 17,679 17,719,201
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.61% , 05/03/28 .......... 7,307 7,213,323
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.61% , 12/31/31 .......... 4,945 4,786,829
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
12/17/27 ............ 1,852 1,862,875
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.31%
,
08/31/28 .................. 23,550 23,678,894
RealPage, Inc., 1st Lien Term Loan , 04/24/28
(h)
13,424 13,406,333
Sabre GLBL, Inc., 1st Lien Term Loan B1
(h)
12/17/27 ....................... 1,456 1,410,971
11/15/29 ....................... 6,672 6,663,522
Sabre GLBL, Inc., 1st Lien Term Loan B2
12/17/27
(h)
...................... 830 804,441
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.41% , 06/30/28 .......... 358 351,863
11/15/29
(h)
...................... 2,025 1,973,953
SS&C Technologies, Inc., 1st Lien Term Loan ,
05/09/31
(h)
...................... 21,731 21,787,916
Thunder Generation Funding LLC, 1st Lien
Term Loan , 09/26/31
(h)
.............. 6,338 6,379,388
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
02/10/31 .................. 24,049 24,182,044
Voyage Australia Pty. Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.05%
,
07/20/28 ............ 1,527 1,531,310
VS Buyer LLC, 1st Lien Term Loan , 04/14/31
(h)
20,217 20,305,390
425,521,821
Specialty Retail — 0.8%
(a)
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , 04/23/31
(h)
................. 5,376 5,384,786
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 0.75% Floor + 3.00%), 7.31%
,
05/04/28 . 15,690 15,745,692
Peer Holding III BV, Facility 1st Lien Term Loan
B5 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
07/01/31 ........... 5,139 5,160,841
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.16%
,
02/11/28 .................. 4,560 4,566,551
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.93% , 10/20/28 .......... USD 3,567 $ 3,544,413
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.66% , 10/20/28 .......... 2,261 2,256,475
36,658,758
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.06%
,
03/08/30
(a) (d)
.......... 1,090 1,099,581
Trading Companies & Distributors — 1.2%
(a)
Beacon Roofing Supply, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.31%
,
05/19/28 ....... 9,363 9,387,680
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
07/27/28 .................. 11,251 11,279,274
Core & Main LP, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
02/10/31 .................. 6,735 6,759,834
Foundation Building Materials, Inc., 1st Lien
Term Loan , 01/29/31
(h)
.............. 17,119 16,805,564
Gulfside Supply, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
06/17/31 ............ 3,516 3,530,757
GYP Holdings III Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.56%
,
05/13/30 ............ 1,965 1,967,123
TMK Hawk Parent Corp., 1st Lien Term
Loan , (US Prime Rate + 11.00%),
18.50%
,
12/15/31 ................. 231 124,957
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00% Floor +
5.25%), 9.57%
,
06/30/29 ............ 7,223 3,900,166
53,755,355
Transportation Infrastructure — 1.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(h)
09/22/28 ....................... 11,186 11,243,360
09/22/28 ....................... 6,758 6,797,815
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.81%
,
07/01/31 ............ 15,340 15,381,374
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.25%; 3-mo. CME Term SOFR at 0.50%
Floor + 2.25% at 0.50% Floor + 0.03%),
6.79% - 6.81%
,
07/01/31 ............ 9,874 9,899,579
OLA Netherlands BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
6.25%), 10.66%
,
12/15/26
(d)
........... 5,049 5,023,780
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
8.08%
,
03/18/30 .................. 2,108 2,111,001
50,456,909

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.3%
(a)
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.18%
,
05/01/28 ....... USD 4,096 $ 3,855,042
SBA Senior Finance II LLC, 1st Lien Term Loan
B , 01/27/31
(h)
.................... 9,310 9,317,511
13,172,553
Total Floating Rate Loan Interests — 86 .1%
(Cost: $ 3,895,679,735 ) ............................ 3,877,584,977
Shares
Shares
Investment Companies
Invesco Senior Loan ETF
(i)
............. 4,666,257 98,224,710
iShares 0-5 Year High Yield Corporate Bond
ETF
(j)
.......................... 51,012 2,202,188
iShares Broad USD High Yield Corporate Bond
ETF
(i) (j)
......................... 196,241 7,317,827
SPDR Blackstone Senior Loan ETF ....... 1,591,353 66,773,172
Total Investment Companies — 3 .9%
(Cost: $ 174,905,864 ) .............................. 174,517,897
Beneficial Interest
(000)
Other Interests
(k)
Capital Markets — 0.0%
Millennium Corp. Claim
(d)
............... 15,011 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
IT Services — 0.0%
(c)
Veritas Newco ...................... 14,627 329,108
Veritas Newco, Series G-1 .............. 10,105 227,362
556,470
Machinery — 0.0%
Sirva-Bgrs Holdings, Inc. , 15.25%
(c)
........ 1,870 373,986
Total Preferred Securities — 0.0%
(Cost: $ 1,789,736 ) ............................... 930,456
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 04/26/27 , Strike Price USD
10.00 )
(c) (d)
....................... 16,956 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 92.7%
(Cost: $ 4,195,446,550 ) ............................ 4,179,130,595
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 13.1%
(j)(l)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(m)
.................. 17,281,677 $ 17,290,318
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.26% .................... 572,229,180 572,229,180
Total Short-Term Securities — 13 .1%
(Cost: $ 589,517,941 ) .............................. 589,519,498
Total Investments — 105 .8%
(Cost: $ 4,784,964,491 ) ............................ 4,768,650,093
Liabilities in Excess of Other Assets — (5.8) % ............. (263,122,735)
Net Assets — 100.0% ...............................
$ 4,505,527,358

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,734,223, representing 0.15% of its net assets as of period end, and an original cost of $2,475,786.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
All or a portion of this security is on loan.
(j)
Affiliate of the Fund.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Annualized 7-day yield as of period end.
(m)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 9,972,987 $ 7,311,410
(a)
$ — $ 5,133 $ 788 $ 17,290,318 17,281,677 $ 48,467
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 556,120,299 16,108,881
(a)
— — — 572,229,180 572,229,180 10,181,473 —
iShares 0-5 Year High Yield
Corporate Bond ETF .... 2,179,743 — — — 22,445 2,202,188 51,012 77,041 —
iShares Broad USD High Yield
Corporate Bond ETF .... 1,152,793 6,121,186 — — 43,848 7,317,827 196,241 112,104 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 6,549,922 — (6,474,577) 387,025 (462,370) — — 34,109 —
$ 392,158 $ (395,289) $ 599,039,513 $ 10,453,194 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 108,882 EUR 103,207 Standard Chartered Bank 03/19/25 $ 1,607
USD 755,522 EUR 716,147 Toronto Dominion Bank 03/19/25 11,144
USD 1,319,385 EUR 1,251,646 UBS AG 03/19/25 18,397
$ 31,148
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 80,000 $ 6,988,715 $ 6,570,179 $ 418,536
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 03/20/25 USD 65,000 $ 1,977,323 $ (214,104) $ 2,191,427
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/25 USD 24,750 27,717 (207,161) 234,878
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 06/20/25 USD 25,000 791,115 (157,137) 948,252
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 25,000 68,252 (205,694) 273,946
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 09/20/25 USD 20,000 (118,206) (85,945) (32,261)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 65,000 159,414 (594,649) 754,063
$ 2,905,615 $ (1,464,690) $ 4,370,305

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32%
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 6,570,179 $ — $ 418,536 $ —
OTC Swaps ................................................................... — (1,464,690) 4,402,566 (32,261)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 31,148 $ — $ — $ 31,148
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 418,536 — — — — 418,536
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 4,402,566 — 4,402,566
$ — $ 418,536 $ — $ 31,148 $ 4,402,566 $ — $ 4,852,250
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. $ — $ — $ — $ — $ 1,496,951 $ — $ 1,496,951
(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts .... $ — $ — $ — $ 368 $ — $ — $ 368
Swaps .............................. — 6,775,679 — — 4,555,110 — 11,330,789
$ — $ 6,775,679 $ — $ 368 $ 4,555,110 $ — $ 11,331,157
Net Change in Unrealized Appreciation
(Depreciation) on
Forward foreign currency exchange contracts .... $ — $ — $ — $ 93,485 $ — $ — $ 93,485
Swaps .............................. — (5,625,378) — — 786,767 — (4,838,611)
$ — $ (5,625,378) $ — $ 93,485 $ 786,767 $ — $ (4,745,126)

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 3,416,321
Credit default swaps
Average notional value — sell protection ................................................................................... 72,500,000
Total return swaps
Average notional value ............................................................................................... 209,875,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Forward f oreign currency exchange contracts ................................................................. $ 31,148 $ —
Swaps — centrally cleared .............................................................................. 36,039 —
Swaps — OTC
(a)
..................................................................................... 4,402,566 1,496,951
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 4,469,753 $ 1,496,951
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(36,039) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 4,433,714 $ 1,496,951
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Barclays Bank plc ................................ $ 2,426,305 $ (539,471) $ — $ (1,886,834) $ —
JPMorgan Chase Bank NA .......................... 948,252 (157,137) — (710,000) 81,115
Morgan Stanley & Co. International plc .................. 1,028,009 (800,343) — — 227,666
Standard Chartered Bank ........................... 1,607 — — — 1,607
Toronto Dominion Bank ............................ 11,144 — — — 11,144
UBS AG ...................................... 18,397 — — — 18,397
$ 4,433,714 $ (1,496,951) $ — $ (2,596,834) $ 339,929
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Barclays Bank plc ................................ $ 539,471 $ (539,471) $ — $ — $ —
JPMorgan Chase Bank NA .......................... 157,137 (157,137) — — —
Morgan Stanley & Co. International plc .................. 800,343 (800,343) — — —
$ 1,496,951 $ (1,496,951) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 11,793,077 $ — $ 11,793,077
Common Stocks
Broadline Retail ........................................ — — — —
Construction & Engineering ................................ 41,145 — — 41,145
Ground Transportation ................................... — 20,342 — 20,342
Health Care Providers & Services ............................ — 2,762,691 — 2,762,691
Hotels, Restaurants & Leisure .............................. — — 1 1
Household Durables ..................................... — 248,311 — 248,311
IT Services ........................................... — — 5,271,519 5,271,519
Machinery ............................................ — — — —
Media ............................................... — — 3,971,532 3,971,532
Trading Companies & Distributors ............................ — — 848,547 848,547
Transportation Infrastructure ............................... — — 1,104,701 1,104,701
Corporate Bonds
Aerospace & Defense .................................... — — — —
Chemicals ............................................ — 10,133,169 — 10,133,169
Commercial Services & Supplies ............................. — 9,458,490 — 9,458,490
Construction & Engineering ................................ — 2,147,422 — 2,147,422
Diversified Consumer Services .............................. — 3,580,407 — 3,580,407
Diversified Telecommunication Services ........................ — 3,009,629 — 3,009,629
Electric Utilities ........................................ — — 1 1
Food Products ......................................... — 3,664,945 — 3,664,945
Hotels, Restaurants & Leisure .............................. — 6,840,605 — 6,840,605
Household Durables ..................................... — — 1,908,131 1,908,131
Machinery ............................................ — 1,661,849 — 1,661,849
Media ............................................... — 2,337,930 — 2,337,930
Software ............................................. — 19,930,494 — 19,930,494
Specialty Retail ........................................ — 4,278,106 — 4,278,106
Wireless Telecommunication Services ......................... — 584,194 — 584,194
Fixed Rate Loan Interests
Health Care Technology .................................. — 11,816,377 — 11,816,377
Media ............................................... — — 6,127,650 6,127,650
Software ............................................. — — 12,556,000 12,556,000
Floating Rate Loan Interests
Aerospace & Defense .................................... — 143,663,805 — 143,663,805
Automobile Components .................................. — 65,564,383 697,127 66,261,510
Automobiles .......................................... — 9,614,727 — 9,614,727
Beverages ........................................... — 17,197,212 — 17,197,212
Biotechnology ......................................... — 12,214,413 — 12,214,413
Broadline Retail ........................................ — 29,495,682 — 29,495,682
Building Products ....................................... — 52,982,002 — 52,982,002
Capital Markets ........................................ — 80,181,091 5,931,897 86,112,988
Chemicals ............................................ — 144,891,443 10,277,924 155,169,367
Commercial Services & Supplies ............................. — 199,456,348 4,415,082 203,871,430
Communications Equipment ................................ — 14,915,167 — 14,915,167
Construction & Engineering ................................ — 45,086,740 — 45,086,740
Construction Materials .................................... — 62,483,518 3,412,247 65,895,765
Consumer Staples Distribution & Retail ........................ — 12,097,064 — 12,097,064
Containers & Packaging .................................. — 42,430,498 — 42,430,498
Distributors ........................................... — 8,335,535 — 8,335,535
Diversified Consumer Services .............................. — 57,698,467 — 57,698,467
Diversified Telecommunication Services ........................ — 102,094,848 — 102,094,848
Electric Utilities ........................................ — 20,711,837 — 20,711,837
Electrical Equipment ..................................... — 13,741,558 — 13,741,558
Electronic Equipment, Instruments & Components ................. — 13,556,367 3,187,980 16,744,347

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

Level 1 Level 2 Level 3 Total
Entertainment ......................................... $ — $ 163,884,258 $ — $ 163,884,258
Financial Services ...................................... — 155,224,735 — 155,224,735
Food Products ......................................... — 49,939,776 — 49,939,776
Gas Utilities ........................................... — 4,395,150 — 4,395,150
Ground Transportation ................................... — 40,363,499 1,845,385 42,208,884
Health Care Equipment & Supplies ........................... — 23,594,184 — 23,594,184
Health Care Providers & Services ............................ — 130,087,180 4,262,143 134,349,323
Health Care Technology .................................. — 92,535,044 — 92,535,044
Hotel & Resort REITs .................................... — 2,301,324 — 2,301,324
Hotels, Restaurants & Leisure .............................. — 265,976,728 — 265,976,728
Household Durables ..................................... — 55,648,944 — 55,648,944
Household Products ..................................... — 1,462,331 — 1,462,331
Independent Power and Renewable Electricity Producers ............ — 25,829,901 — 25,829,901
Industrial Conglomerates .................................. — 26,733,191 — 26,733,191
Insurance ............................................ — 245,326,453 — 245,326,453
Interactive Media & Services ............................... — 13,331,093 — 13,331,093
IT Services ........................................... — 157,451,648 9,887,467 167,339,115
Leisure Products ....................................... — 6,767,788 — 6,767,788
Life Sciences Tools & Services .............................. — 26,337,589 — 26,337,589
Machinery ............................................ — 179,717,137 2,350,124 182,067,261
Media ............................................... — 109,660,993 2,480,228 112,141,221
Oil, Gas & Consumable Fuels ............................... — 33,299,211 — 33,299,211
Passenger Airlines ...................................... — 52,750,669 — 52,750,669
Pharmaceuticals ....................................... — 51,331,332 — 51,331,332
Professional Services .................................... — 151,588,163 13,389,892 164,978,055
Real Estate Management & Development ....................... — 3,484,614 1,678,170 5,162,784
Semiconductors & Semiconductor Equipment .................... — 15,668,694 — 15,668,694
Software ............................................. — 392,420,699 33,101,122 425,521,821
Specialty Retail ........................................ — 36,658,758 — 36,658,758
Textiles, Apparel & Luxury Goods ............................ — — 1,099,581 1,099,581
Trading Companies & Distributors ............................ — 53,755,355 — 53,755,355
Transportation Infrastructure ............................... — 45,433,129 5,023,780 50,456,909
Wireless Telecommunication Services ......................... — 13,172,553 — 13,172,553
Investment Companies .................................... 174,517,897 — — 174,517,897
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 930,456 — 930,456
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 589,519,498 — — 589,519,498
Unfunded Floating Rate Loan Interests
(a)
........................... — 30,037 12,584 42,621
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (22) — (22)
$ 764,078,540 $ 3,869,773,337 $ 134,840,815 $ 4,768,692,692
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 418,536 $ — $ 418,536
Foreign currency exchange contracts ............................ — 31,148 — 31,148
Interest rate contracts ....................................... — 4,402,566 — 4,402,566
Liabilities
Interest rate contracts ....................................... — (32,261) — (32,261)
$ — $ 4,819,989 $ — $ 4,819,989
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Floating Rate Income Portfolio

See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2024 ................................................ $ 9,350,936 $ — $ — $ 163,793,922 $ — $ 173,144,858
Transfers into Level 3 .......................................................... 54 — — — — 54
Transfers out of Level 3 ......................................................... — — — (11,370,503) — (11,370,503)
Accrued discounts/premiums ...................................................... — 12,820 7,579 78,448 — 98,847
Net realized gain (loss) ......................................................... (129,081) — — 14,069 — (115,012)
Net change in unrealized appreciation (depreciation)
(a) (b)
.................................... 1,342,736 (12,820) 53,267 1,121,005 12,584 2,516,772
Purchases .................................................................. 1,104,701 1,908,132 18,622,804 108,459,068 — 130,094,705
Sales ..................................................................... (473,046) — — (159,055,860) — (159,528,906)
Closing balance, as of January 31, 2025 ..............................................
$ 11,196,300 $ 1,908,132 $ 18,683,650 $ 103,040,149 $ 12,584 $ 134,840,815
Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2025
(b)
........
$ 1,342,790 $ (12,820) $ 53,267 $ (2,076,019) $ — $ (692,782)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Statement of Assets and Liabilities
(unaudited)

January 31, 2025

Statement of Assets and Liabilities
BlackRock
Floating Rate
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 4,169,610,580
Investments, at value — affiliated
(c)
.......................................................................................... 599,039,513
Cash ............................................................................................................. 17,888,966
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 50,000
Centrally cleared swaps ................................................................................................ 6,275,000
Foreign currency, at value
(d)
............................................................................................... 41,824
Receivables: –
Investments sold .................................................................................................... 59,322,571
Securities lending income — affiliated ...................................................................................... 6,757
Capital shares sold ................................................................................................... 9,200,469
Dividends — affiliated ................................................................................................. 1,900,342
Interest — unaffiliated ................................................................................................. 14,194,683
Variation margin on centrally cleared swaps .................................................................................. 36,039
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 31,148
OTC swaps ........................................................................................................ 4,402,566
Unfunded floating rate loan interests ....................................................................................... 42,621
Prepaid e xpenses ..................................................................................................... 193,071
Total a ssets .........................................................................................................
4,882,236,150
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 2,690,000
Collateral on securities loaned ............................................................................................. 17,380,714
Payables: –
Investments purchased ................................................................................................ 330,589,584
Swaps   .......................................................................................................... 840
Administration fees ................................................................................................... 215,155
Capital shares redeemed ............................................................................................... 17,036,518
Income dividend distributions ............................................................................................ 3,505,969
Interest expense .................................................................................................... 168,121
Investment advisory fees .............................................................................................. 1,819,583
Trustees' and Officer's fees ............................................................................................. 83,821
Other affiliate fees ................................................................................................... 10,956
Professional fees .................................................................................................... 53,515
Service and distribution fees ............................................................................................. 103,323
Other accrued expenses ............................................................................................... 1,553,720
Swap premiums received ................................................................................................ 1,464,690
Unrealized depreciation on: –
OTC swaps ........................................................................................................ 32,261
Unfunded floating rate loan interests ....................................................................................... 22
Total li abilities ........................................................................................................
376,708,792
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 4,505,527,358
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 4,939,990,544
Accumulated loss ..................................................................................................... (434,463,186)
NET ASSETS ........................................................................................................
$ 4,505,527,358
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 4,186,109,122
(b)
  Securities loaned, at value ...................................................................................... $ 16,882,947
(c)
  Investments, at cost — affiliated ................................................................................... $ 598,855,369
(d)
  Foreign currency, at cost ....................................................................................... $ 41,841
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Floating Rate
Income Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 2,661,043,590
Shares outstanding ...................................................................................................
274,525,179
Net asset value .....................................................................................................
$ 9.69
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 335,802,627
Shares outstanding ...................................................................................................
34,652,605
Net asset value .....................................................................................................
$ 9.69
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 31,951,457
Shares outstanding ...................................................................................................
3,296,981
Net asset value .....................................................................................................
$ 9.69
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 1,476,729,684
Shares outstanding ...................................................................................................
152,435,340
Net asset value .....................................................................................................
$ 9.69
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations
(unaudited)

Six Months Ended January 31, 2025

Statement of Operations
See notes to financial statements.
BlackRock
Floating Rate
Income Portfolio
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 4,156,983
Dividends — affiliated ................................................................................................. 10,404,727
Interest — unaffiliated ................................................................................................. 162,828,647
Securities lending income — affiliated — net ................................................................................. 48,467
Total investment income .................................................................................................
177,438,824
EXPENSES
Investment advisory .................................................................................................. 10,550,699
Transfer agent — class specific .......................................................................................... 1,390,539
Administration ..................................................................................................... 792,802
Service and distribution — class specific .................................................................................... 581,447
Administration — class specific .......................................................................................... 429,711
Accounting services .................................................................................................. 291,547
Professional ....................................................................................................... 127,790
Registration ....................................................................................................... 51,633
Trustees and Officer .................................................................................................. 29,507
Printing and postage ................................................................................................. 27,085
Custodian ......................................................................................................... 16,864
Miscellaneous ...................................................................................................... 31,218
Total expenses excluding interest expense .....................................................................................
14,320,842
Interest expense .................................................................................................... 508,793
Total expenses .......................................................................................................
14,829,635
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (177,225)
Total expenses after fees waived and/or reimbursed ..............................................................................
14,652,410
Net investment income ..................................................................................................
162,786,414
REALIZED AND UNREALIZED GAIN (LOSS) $ 4,624,115
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (27,775,759)
Investments — affiliated ............................................................................................. 392,158
Forward foreign currency exchange contracts ............................................................................... 368
Foreign currency transactions ......................................................................................... 14,616
Swaps ......................................................................................................... 11,330,789
A
(16,037,828)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 25,876,714
Investments — affiliated ............................................................................................. (395,289)
Forward foreign currency exchange contracts ............................................................................... 93,485
Foreign currency translations .......................................................................................... (116,956)
Swaps ......................................................................................................... (4,838,611)
Unfunded floating rate loan interests ..................................................................................... 42,599
A
20,661,942
Net realized and unrealized gain ...........................................................................................
4,624,114
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 167,410,528

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Floating Rate Income Portfolio
Six Months Ended
01/31/25 (unaudited)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 162,786,414  $ 349,175,522
Net realized loss .................................................................................. (16,037,828) (32,541,507)
Net change in unrealized appreciation (depreciation) .......................................................... 20,661,942  55,735,462
Net increase in net assets resulting from operations ............................................................. 167,410,528  372,369,477
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (100,026,876) (230,174,538)
Investor A ...................................................................................... (12,419,891) (28,485,101)
Investor C ...................................................................................... (1,059,051) (2,457,488)
Class K ....................................................................................... (49,998,966) (93,137,636)
Decrease in net assets resulting from distributions to shareholders ................................................... (163,504,784) (354,254,763)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 86,197,266  200,404,747
NET ASSETS
Total increase in net assets ............................................................................. 90,103,010  218,519,461
Beginning of period .................................................................................. 4,415,424,348  4,196,904,887
End of period ......................................................................................
$ 4,505,527,358  $ 4,415,424,348
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Floating Rate Income Portfolio
Institutional
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Net asset value, beginning of period .
$ 9.68  $ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95  $ 10.15
Net investment income
(a)
.........
0 .37  0 .83  0 .67  0 .38  0 .36  0 .43  0 .51
Net realized and unrealized gain (loss)
0 .01  0 .06  0 .11  ( 0 .41 ) 0 .32  ( 0 .35 ) ( 0 .20 )
Net increase (decrease) from investment
operations ................ 0.38  0.89  0.78  (0.03) 0.68  0.08  0.31
Distributions
(b)
– – – – – – –
From net investment income ......
( 0 .37 ) ( 0 .84 ) ( 0 .68 ) ( 0 .37 ) ( 0 .36 ) ( 0 .42 ) ( 0 .51 )
Return of capital ............... —  —  ( 0 .00 )
(c)
—  —  —  —
Total distributions ............... (0.37) (0.84) (0.68) (0.37) (0.36) (0.42) (0.51)
Net asset value, end of period ...... $ 9.69  $ 9.68  $ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95
Total Return
(d)
— — — — — — —
Based on net asset value .......... 4.01%
(e)
9.59% 8.57%
(e)
(0.27)% 7.14% 0.87% 3.13%
Ratios to Average Net Assets
(f)
Total expen ses .................
0.69%
(g)
0.69% 0.68%
(g)
0.67% 0.70% 0.68% 0.67%
(h)
Total expenses after fees waived and/or
reimbursed ..................
0.68%
(g)
0.68% 0.67%
(g)
0.66% 0.69% 0.67% 0.66%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ....................
0.66%
(g)
0.68% 0.67%
(g)
0.66% 0.69% 0.67% 0.66%
Net investment income ...........
7.59%
(g)
8.54% 7.69%
(g)
3.89% 3.64% 4.49% 5.08%
Supplemental Data
Net assets, end of period (000) ...... $ 2,661,044  $ 2,774,795  $ 2,726,042  $ 3,099,810  $ 2,282,592  $ 1,434,116  $ 2,204,716
Portfolio turnover rate ............. 20% 41%
(i)
25% 41% 47% 80% 52%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Floating Rate Income Portfolio
Investor A
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Net asset value, beginning of period .
$ 9.68  $ 9.63  $ 9.52  $ 9.93  $ 9.61  $ 9.95  $ 10.15
Net investment income
(a)
.........
0 .36  0 .80  0 .65  0 .35  0 .34  0 .41  0 .48
Net realized and unrealized gain (loss)
0 .01  0 .06  0 .12  ( 0 .41 ) 0 .31  ( 0 .36 ) ( 0 .20 )
Net increase (decrease) from investment
operations ................ 0.37  0.86  0.77  (0.06) 0.65  0.05  0.28
Distributions
(b)
– – – – – – –
From net investment income ......
( 0 .36 ) ( 0 .81 ) ( 0 .66 ) ( 0 .35 ) ( 0 .33 ) ( 0 .39 ) ( 0 .48 )
Return of capital ............... —  —  ( 0 .00 )
(c)
—  —  —  —
Total distributions ............... (0.36) (0.81) (0.66) (0.35) (0.33) (0.39) (0.48)
Net asset value, end of period ...... $ 9.69  $ 9.68  $ 9.63  $ 9.52  $ 9.93  $ 9.61  $ 9.95
Total Return
(d)
— — — — — — —
Based on net asset value .......... 3.88%
(e)
9.32% 8.45%
(e)
(0.61)% 6.89% 0.60% 2.84%
Ratios to Average Net Assets
(f)
Total expen ses .................
0.94%
(g)
0.94% 0.92%
(g)
0.91% 0.94% 0.95% 0.95%
(h)
Total expenses after fees waived and/or
reimbursed ..................
0.93%
(g)
0.92% 0.91%
(g)
0.90% 0.94% 0.94% 0.95%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ....................
0.90%
(g)
0.92% 0.91%
(g)
0.90% 0.94% 0.94% 0.95%
Net investment income ...........
7.34%
(g)
8.31% 7.45%
(g)
3.62% 3.43% 4.20% 4.79%
Supplemental Data
Net assets, end of period (000) ...... $ 335,803  $ 339,424  $ 339,621  $ 386,590  $ 319,889  $ 292,670  $ 370,351
Portfolio turnover rate ............. 20% 41%
(i)
25% 41% 47% 80% 52%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Floating Rate Income Portfolio
Investor C
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Net asset value, beginning of period
$ 9.68  $ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95  $ 10.15
Net investment income
(a)
........
0 .32  0 .73  0 .58  0 .28  0 .26  0 .33  0 .41
Net realized and unrealized gain (loss)
0 .01  0 .06  0 .12  ( 0 .40 ) 0 .32  ( 0 .35 ) ( 0 .21 )
Net increase (decrease) from investment
operations ............... 0.33  0.79  0.70  (0.12) 0.58  (0.02) 0.20
Distributions
(b)
– – – – – – –
From net investment income .....
( 0 .32 ) ( 0 .74 ) ( 0 .60 ) ( 0 .28 ) ( 0 .26 ) ( 0 .32 ) ( 0 .40 )
Return of capital .............. —  —  ( 0 .00 )
(c)
—  —  —  —
Total distributions .............. (0.32) (0.74) (0.60) (0.28) (0.26) (0.32) (0.40)
Net asset value, end of period ..... $ 9.69  $ 9.68  $ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95
Total Return
(d)
— — — — — — —
Based on net asset value ......... 3.49%
(e)
8.50% 7.57%
(e)
(1.26)% 6.06% (0.16)% 2.09%
Ratios to Average Net Assets
(f)
Total expen ses ................
1.68%
(g)
1.70% 1.69%
(g)
1.67% 1.72% 1.72% 1.69%
(h)
Total expenses after fees waived and/or
reimbursed .................
1.68%
(g)
1.69% 1.68%
(g)
1.66% 1.71% 1.71% 1.69%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ...................
1.65%
(g)
1.69% 1.68%
(g)
1.66% 1.71% 1.71% 1.69%
Net investment income ..........
6.58%
(g)
7.54% 6.68%
(g)
2.86% 2.67% 3.47% 4.06%
Supplemental Data
Net assets, end of period (000) ..... $ 31,951  $ 31,921  $ 34,067  $ 38,141  $ 36,581  $ 45,261  $ 84,631
Portfolio turnover rate ............ 20% 41%
(i)
25% 41% 47% 80% 52%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Floating Rate Income Portfolio
Class K
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Net asset value, beginning of period .
$ 9.68  $ 9.63  $ 9.52  $ 9.92  $ 9.61  $ 9.95  $ 10.15
Net investment income
(a)
.........
0 .37  0 .83  0 .67  0 .39  0 .36  0 .43  0 .51
Net realized and unrealized gain (loss)
0 .02  0 .07  0 .13  ( 0 .41 ) 0 .32  ( 0 .35 ) ( 0 .20 )
Net increase (decrease) from investment
operations ................ 0.39  0.90  0.80  (0.02) 0.68  0.08  0.31
Distributions
(b)
– – – – – – –
From net investment income ......
( 0 .38 ) ( 0 .85 ) ( 0 .69 ) ( 0 .38 ) ( 0 .37 ) ( 0 .42 ) ( 0 .51 )
Return of capital ............... —  —  ( 0 .00 )
(c)
—  —  —  —
Total distributions ............... (0.38) (0.85) (0.69) (0.38) (0.37) (0.42) (0.51)
Net asset value, end of period ...... $ 9.69  $ 9.68  $ 9.63  $ 9.52  $ 9.92  $ 9.61  $ 9.95
Total Return
(d)
— — — — — — —
Based on net asset value .......... 4.05%
(e)
9.68% 8.76%
(e)
(0.18)% 7.12% 0.92% 3.19%
Ratios to Average Net Assets
(f)
Total expen ses .................
0.60%
(g)
0.61% 0.60%
(g)
0.57% 0.61% 0.63% 0.61%
(h)
Total expenses after fees waived and/or
reimbursed ..................
0.59%
(g)
0.60% 0.59%
(g)
0.57% 0.61% 0.62% 0.61%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ....................
0.57%
(g)
0.60% 0.59%
(g)
0.57% 0.61% 0.62% 0.61%
Net investment income ...........
7.64%
(g)
8.59% 7.70%
(g)
3.96% 3.68% 4.46% 5.12%
Supplemental Data
Net assets, end of period (000) ...... $ 1,476,730  $ 1,269,285  $ 1,097,174  $ 1,617,756  $ 1,429,784  $ 569,739  $ 424,275
Portfolio turnover rate ............. 20% 41%
(i)
25% 41% 47% 80% 52%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Floating Rate Income Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM") and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Floating Rate
Income Portfolio Grant Thornton Advisors LLC, Delayed Draw 1st Lien Term Loan . $ 119,467 $ 119,513 $ 119,802 $ 289
BlackRock Floating Rate
Income Portfolio H-Food Holdings LLC, 1st Lien Term Loan ................ 209,764 204,542 204,520 (22)
BlackRock Floating Rate
Income Portfolio Kaman Corp., 1st Lien Term Loan B .................... 4,599,656 4,593,906 4,605,405 11,499
BlackRock Floating Rate
Income Portfolio Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 433,930 433,387 434,472 1,085
BlackRock Floating Rate
Income Portfolio Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 260,741 259,437 261,557 2,120
BlackRock Floating Rate
Income Portfolio Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 182,932 182,475 183,389 914
BlackRock Floating Rate
Income Portfolio SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 2,466,664 2,466,664 2,493,378 26,714
$ 42,599

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the
Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BofA Securities, Inc. ............................... $ 6,152,850 $ (6,152,850) $ — $ —
J.P. Morgan Securities LLC .......................... 1,164,977 (1,164,977) — —
UBS Securities LLC ............................... 9,565,120 (9,565,120) — —
$ 16,882,947 $ (16,882,947) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $10 billion .................................................................................................... 0.450
Greater than $10 billion ................................................................................................... 0.440

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended January 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2025, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-
transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months  ended  January 31, 2025 , the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended January 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  January 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $7,885 .
For the six months ended January 31, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent  Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Share Class
Service and
Distribution
Fees — Class
Specific
Investor A ........................................................................................................ $ 421,375
Investor C ........................................................................................................ 160,072
$ 581,447
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 262,486 $ 33,710 $ 3,201 $ 130,314 $ 429,711
Fund Name Institutional
BlackRock Floating Rate Income Portfolio ......................................................................................... $ 2,292
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 4,106 $ 3,396 $ 1,141 $ 864 $ 9,507
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 1,201,485 $ 150,004 $ 13,790 $ 25,260 $ 1,390,539
Investor A $ 3,383
Investor C 3,147

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
January 31, 2025 , the amount waived was $ 162,557 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2025, the Manager waived $14,668 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees ), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended January 31, 2025, the Fund paid BIM $11,168 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2025, the Fund did not participate in the Interfund Lending Program.
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 0 .70% 1 .05% 1 .80% 0 .65%

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, including paydowns/payups excluding short-term securities, were $1,078,421,973 and
$808,106,014, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of July 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $402,835,453.
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Of the aggregate $2.40 billion commitment amount,
$650 million is specifically designated to the Fund and another participating Fund. The remaining $1.75 billion commitment is available to all Participating Funds, but the
Fund can borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a)
Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of Daily Simple Secured Overnight Financing Rate (“SOFR”)
(but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and 0.80% per annum. The agreement expires in April 2025 unless extended or renewed.
Prior to April 30, 2024, the aggregate commitment amount was $2.50 billion and the fee was 0.10% per annum. The Fund paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Floating Rate Income Portfolio ................................. $ 4,788,315,742 $ 49,528,168 $ (64,373,828) $ (14,845,660)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management's evaluation of the impact of all subsequent events on the Fund's financial statements was completed through the date the financial statements were issued and the following item was noted:
Effective March 3, 2025, the Interfund Lending Program was discontinued.
Year Ended
01/31/25
Year Ended
07/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Floating Rate Income Portfolio
Institutional
Shares sold .............................................
51,762,510 $ 501,421,730 106,812,491 $ 1,033,910,137
Shares issued in reinvestment of distributions ........................
9,164,774 88,756,710 20,934,718 202,509,100
Shares redeemed .........................................
(72,999,010) (706,356,654) (124,151,037) (1,199,514,900)
(12,071,726) $ (116,178,214) 3,596,172 $ 36,904,337
Investor A
Shares sold and automatic conversion of shares .......................
4,991,755 $ 48,333,516 8,176,319 $ 79,039,102
Shares issued in reinvestment of distributions ........................
1,090,608 10,558,338 2,504,273 24,217,245
Shares redeemed .........................................
(6,498,145) (62,922,090) (10,880,518) (105,135,639)
(415,782) $ (4,030,236) (199,926) $ (1,879,292)
Investor C
Shares sold .............................................
657,183 $ 6,365,281 1,020,787 $ 9,863,391
Shares issued in reinvestment of distributions ........................
99,992 968,032 233,236 2,255,543
Shares redeemed and automatic conversion of shares ..................
(757,936) (7,338,765) (1,493,629) (14,426,478)
(761) $ (5,452) (239,606) $ (2,307,544)
Class K
Shares sold .............................................
48,274,325 $ 467,425,793 83,086,873 $ 805,217,735
Shares issued in reinvestment of distributions ........................
4,790,621 46,372,728 8,286,345 80,091,418
Shares redeemed .........................................
(31,794,139) (307,387,353) (74,167,256) (717,621,907)
21,270,807 $ 206,411,168 17,205,962 $ 167,687,246
8,782,538 $ 86,197,266 20,362,602 $ 200,404,747

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: March 24, 2025

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: March 24, 2025